Events after the balance sheet date (Details) - USD ($) $ in Millions	Feb. 16, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 11,071	$ 12,168
Oyu Tolgoi LLC
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 3,900	$ 4,300
Oyu Tolgoi LLC | Refinanced Project Finance Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 3,900
Deferral of the principal repayments (in years)	3 years
Extension of final maturity date (in years)	5 years